UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07153

T. Rowe Price Fixed Income Series, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio Class (QAAGWX)

This semi-annual shareholder report contains important information about Limited-Term Bond Portfolio (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio Class	$25	0.50%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$227,201
Number of Portfolio Holdings	932
Table Summary

Portfolio Turnover Rate	67.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	35.3%
Asset-Backed Securities	22.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	20.9
Non-U.S. Government Mortgage-Backed Securities	10.5
U.S. Government & Agency Mortgage-Backed Securities	6.3
Foreign Government Obligations & Municipalities	2.3
Commercial Paper	2.1
Securities Lending Collateral	0.2
Short-Term and Other	0.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	20.9%
Federal National Mortgage Assn.	2.9
Federal Home Loan Mortgage	2.8
KKR	1.0
Carvana Auto Receivables Trust	0.9
EFMT	0.9
Keurig Dr Pepper	0.8
HCA	0.7
Volkswagen Group of America Finance	0.7
Government National Mortgage Assn.	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E303-053 8/26

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio Class (QAAGWX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio-II Class (QAAGUX)

This semi-annual shareholder report contains important information about Limited-Term Bond Portfolio (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio-II Class	$37	0.75%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$227,201
Number of Portfolio Holdings	932
Table Summary

Portfolio Turnover Rate	67.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	35.3%
Asset-Backed Securities	22.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	20.9
Non-U.S. Government Mortgage-Backed Securities	10.5
U.S. Government & Agency Mortgage-Backed Securities	6.3
Foreign Government Obligations & Municipalities	2.3
Commercial Paper	2.1
Securities Lending Collateral	0.2
Short-Term and Other	0.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	20.9%
Federal National Mortgage Assn.	2.9
Federal Home Loan Mortgage	2.8
KKR	1.0
Carvana Auto Receivables Trust	0.9
EFMT	0.9
Keurig Dr Pepper	0.8
HCA	0.7
Volkswagen Group of America Finance	0.7
Government National Mortgage Assn.	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E353-053 8/26

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio-II Class (QAAGUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026
Limited-Term Bond Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Limited-Term Bond Portfolio
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio
Class
. 6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 4 .75 $ 4 .69 $ 4 .66 $ 4 .59 $ 4 .91 $ 5 .00
Investment activities
Net investment income
(1)(2)
0 .10 0 .20 0 .20 0 .15 0 .09 0 .07
Net realized and unrealized gain/
loss ( 0 .06 ) 0 .06 0 .03 0 .07 ( 0 .31 ) ( 0 .06 )
Total from investment activities 0 .04 0 .26 0 .23 0 .22 ( 0 .22 ) 0 .01
Distributions
Net investment income ( 0 .10 ) ( 0 .20 ) ( 0 .20 ) ( 0 .15 ) ( 0 .09 ) ( 0 .07 )
Net realized gain – – – – ( 0 .01 ) ( 0 .03 )
Total distributions ( 0 .10 ) ( 0 .20 ) ( 0 .20 ) ( 0 .15 ) ( 0 .10 ) ( 0 .10 )
NET ASSET VALUE
End of period $ 4 .69 $ 4 .75 $ 4 .69 $ 4 .66 $ 4 .59 $ 4 .91
Ratios/Supplemental Data
Total return
(2)(3)
0 .76% 5 .71% 4 .96% 4 .94% ( 4 .52 ) % 0 .13%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .58%
(4)
0 .60% 0 .63% 0 .70% 0 .70% 0 .70%
Net expenses after waivers/
payments by Price Associates 0 .50%
(4)
0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income 4 .14%
(4)
4 .29% 4 .22% 3 .32% 1 .93% 1 .31%
Portfolio turnover rate 67 .1% 96 .2% 123 .7% 72 .5% 86 .3% 64 .3%
Net assets, end of period (in
thousands) $202,930 $187,049 $172,503 $168,464 $161,043 $171,166
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. Rowe Price Limited-Term Bond Portfolio
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio-II
Class
. 6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 4 .73 $ 4 .67 $ 4 .64 $ 4 .57 $ 4 .89 $ 4 .98
Investment activities
Net investment income
(1)(2)
0 .09 0 .19 0 .19 0 .14 0 .08 0 .05
Net realized and unrealized gain/
loss ( 0 .06 ) 0 .06 0 .02 0 .07 ( 0 .31 ) ( 0 .06 )
Total from investment activities 0 .03 0 .25 0 .21 0 .21 ( 0 .23 ) ( 0 .01 )
Distributions
Net investment income ( 0 .09 ) ( 0 .19 ) ( 0 .18 ) ( 0 .14 ) ( 0 .08 ) ( 0 .05 )
Net realized gain – – – – ( 0 .01 ) ( 0 .03 )
Total distributions ( 0 .09 ) ( 0 .19 ) ( 0 .18 ) ( 0 .14 ) ( 0 .09 ) ( 0 .08 )
NET ASSET VALUE
End of period $ 4 .67 $ 4 .73 $ 4 .67 $ 4 .64 $ 4 .57 $ 4 .89
Ratios/Supplemental Data
Total return
(2)(3)
0 .63% 5 .46% 4 .70% 4 .69% ( 4 .78 ) % ( 0 .13 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .83%
(4)
0 .85% 0 .87% 0 .95% 0 .95% 0 .95%
Net expenses after waivers/
payments by Price Associates 0 .75%
(4)
0 .75% 0 .75% 0 .75% 0 .75% 0 .75%
Net investment income 3 .89%
(4)
4 .04% 3 .98% 3 .07% 1 .69% 1 .06%
Portfolio turnover rate 67 .1% 96 .2% 123 .7% 72 .5% 86 .3% 64 .3%
Net assets, end of period (in
thousands) $24,271 $23,301 $19,785 $17,039 $17,217 $18,786
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Limited-Term Bond Portfolio
June 30, 2026 Unaudited

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 22.3%
Car Loan  6.3%
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 43 43
Ally Bank
Series 2026-A, Class C
4.856%, 3/15/34 (1) 232 232
Ally Bank
Series 2026-A, Class D
5.248%, 3/15/34 (1) 232 231
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 89 90
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 111 111
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 162 162
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 183 183
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class C
4.697%, 9/15/33 (1) 183 183
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class D
4.942%, 9/15/33 (1) 367 365
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 419
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 58 58
ARI Fleet Lease Trust
Series 2026-A, Class A3
4.09%, 11/15/34 (1) 100 99
ARI Fleet Lease Trust
Series 2026-B, Class B
4.74%, 2/15/35 (1) 100 100
ARI Fleet Lease Trust
Series 2026-B, Class C
4.90%, 2/15/35 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 67 67
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 100 98
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.728%, 12/26/31 (1) 67 67
Par/Shares $ Value
(Amounts in 000s)
Bridgecrest Lending Auto Securitization
Trust
Series 2026-1, Class C
4.44%, 11/17/31  245 242
Bridgecrest Lending Auto Securitization
Trust
Series 2026-2, Class C
4.88%, 2/17/32  215 214
CarMax Auto Owner Trust
Series 2023-2, Class C
5.57%, 11/15/28  265 267
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  175 177
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  100 102
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  135 138
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  140 141
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  100 102
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  65 66
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  65 66
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  290 294
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 188
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 9 9
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 100 101
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 200 201
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 480 486
Carvana Auto Receivables Trust
Series 2026-P1, Class B
4.76%, 7/12/32  85 84
Carvana Auto Receivables Trust
Series 2026-P1, Class C
5.28%, 8/10/32  420 414
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  185 187

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2026-P2, Class D
6.18%, 6/12/34  330 332
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 169 169
Drive Auto Receivables Trust
Series 2024-2, Class C
4.67%, 5/17/32  40 40
Drive Auto Receivables Trust
Series 2025-2, Class C
4.39%, 9/15/32  105 104
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 50 50
Enterprise Fleet Financing
Series 2026-2, Class A3
4.51%, 6/20/30 (1) 120 120
Enterprise Fleet Financing
Series 2026-2, Class A4
4.59%, 1/20/33 (1) 125 125
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  58 58
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  70 70
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  250 248
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  70 70
Exeter Automobile Receivables Trust
Series 2026-1A, Class B
4.22%, 10/15/30  80 79
Exeter Automobile Receivables Trust
Series 2026-1A, Class C
4.40%, 5/17/32  235 232
Exeter Automobile Receivables Trust
Series 2026-3A, Class C
4.92%, 10/15/32  55 55
Exeter Automobile Receivables Trust
Series 2026-3A, Class D
5.44%, 10/15/32  75 75
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  135 135
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  70 70
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  145 145
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  410 412
Ford Credit Floorplan Master Owner Trust A
Series 2024-1, Class B
5.48%, 4/15/29 (1) 140 141
Par/Shares $ Value
(Amounts in 000s)
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  40 40
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class A1
4.73%, 11/15/29 (1) 110 111
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class B
4.98%, 11/15/29 (1) 265 266
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 107 108
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 234 235
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 184 184
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 220 217
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 105 105
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 215 216
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  45 44
Navistar Financial Dealer Note Master
Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 45 45
Navistar Financial Dealer Note Master
Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 20 20
Porsche Innovative Lease Owner Trust
Series 2025-1A, Class A4
4.69%, 11/20/30 (1) 100 100
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 82 83
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 88 89
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 120 121
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 120 121
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 170 170
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 170 170

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 250 249
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  220 219
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  175 173
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 265 266
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 45 45
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 38 39
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 15 15
Securitized Term Auto Receivables Trust
Series 2026-A, Class B
4.284%, 3/25/33 (1) 141 140
Securitized Term Auto Receivables Trust
Series 2026-A, Class C
4.431%, 3/25/33 (1) 50 49
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 36 36
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 65 66
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class C
4.46%, 11/21/33 (1) 265 260
Stellantis Financial Underwritten Enhanced
Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 130 129
Stellantis Financial Underwritten Enhanced
Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 30 30
Stellantis Financial Underwritten Enhanced
Lease Trust
Series 2026-AA, Class C
4.80%, 12/20/30 (1) 300 298
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B
5.067%, 6/26/34 (1) 420 419
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 26 27
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 105 104
Wheels Fleet Lease Funding 1
Series 2025-3A, Class C
4.79%, 9/18/40 (1) 170 168
Par/Shares $ Value
(Amounts in 000s)
Yamaha Motor Master Trust II
Series 2026-A, Class B
4.64%, 4/15/31 (1) 100 99
Yamaha Motor Master Trust II
Series 2026-A, Class C
4.89%, 4/15/31 (1) 100 99
14,293
Home Equity  0.6%
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.35%, 4.978%, 10/25/56 (1) 156 156
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class M2, FRN
SOFR30A + 1.95%, 5.578%, 10/25/56 (1) 100 100
Figre
Series 2026-FL2, Class A2, STEP
5.819%, 6/25/56 (1) 150 150
Figre
Series 2026-FL2, Class A3, STEP
5.919%, 6/25/56 (1) 150 149
GS Mortgage-Backed Securities Trust
Series 2026-AH2, Class A1A, FRN
SOFR30A + 1.40%, 5.032%, 11/25/56 (1) 385 385
JPMorgan Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.25%, 4.859%, 9/20/56 (1) 195 196
Santander Mortgage Asset Receivable
Trust
Series 2025-CES1, Class A1A, STEP
5.036%, 9/25/55 (1) 250 248
1,384
Other Asset-Backed Securities  14.8%
Affirm Asset Securitization Trust
Series 2025-X2, Class A
4.45%, 10/15/30 (1) 102 103
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 100 100
Affirm Asset Securitization Trust
Series 2026-X1, Class C
4.82%, 4/15/31 (1) 100 100
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 175 175
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 180 180
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 380 377
Affirm Master Trust
Series 2026-1A, Class B
4.57%, 2/15/34 (1) 100 99
Affirm Master Trust
Series 2026-1A, Class C
4.72%, 2/15/34 (1) 245 243
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 4.825%, 7/20/31 (1) 59 59

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Anchorage Capital
Series 2015-7A, Class AR4, CLO, FRN
3M TSFR + 1.32%, 4.99%, 4/28/37 (1) 345 346
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.175%, 7/20/36 (1) 300 300
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 504 493
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 96 97
Bain Capital Credit
Series 2020-5A, Class ARR, CLO, FRN
3M TSFR + 1.15%, 4.825%, 4/20/34 (1) 505 505
Balboa Bay Loan Funding
Series 2023-1A, Class ARR, CLO, FRN
3M TSFR + 1.16%, 4.835%, 4/20/36 (1) 250 250
Battalion X
Series 2016-10A, Class A2R3, CLO, FRN
3M TSFR + 1.75%, 5.417%, 1/24/35 (1) 570 570
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 4.849%, 5/17/31 (1) 236 236
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.199%, 5/17/31 (1) 250 250
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.373%, 7/15/34 (1) 250 250
Bethpage Park
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.136%, 10/15/36 (1) 685 685
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 49 49
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 100 101
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 4.851%, 11/15/30 (1) 23 23
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 4.857%, 10/25/30 (1) 39 39
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 4.675%, 4/18/35 (1) 410 410
Canyon Capital
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.01%, 4.683%, 10/15/34 (1) 790 790
CCG Receivables Trust
Series 2024-1, Class C
5.22%, 3/15/32 (1) 170 171
Cerberus Loan Funding XLIV
Series 2023-5AR, Class A1R, CLO, FRN
3M TSFR + 1.52%, 1/15/36 (1)(2) 560 560
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.123%, 4/15/30 (1) 18 18
Par/Shares $ Value
(Amounts in 000s)
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.473%, 4/15/30 (1) 325 325
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 29 29
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 100
Clarus Capital Funding
Series 2026-1A, Class A2
4.52%, 11/20/34 (1) 100 100
Clarus Capital Funding
Series 2026-1A, Class B
5.01%, 11/20/34 (1) 100 99
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 360 349
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 380 382
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 100
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 100
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 100 101
Dell Equipment Finance Trust
Series 2026-1A, Class C
4.80%, 12/22/31 (1) 100 100
Dell Equipment Finance Trust
Series 2026-1A, Class D
5.19%, 11/22/32 (1) 100 100
Dext
Series 2025-2, Class C
4.89%, 4/15/36 (1) 100 99
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 84 84
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 50 50
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 15 15
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 20 20
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 20 20
Dryden
Series 2020-86A, Class A1R2, CLO, FRN
3M TSFR + 1.13%, 4.81%, 7/17/34 (1) 260 260

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 20 19
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 50 51
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 4.775%, 10/20/33 (1) 352 352
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.756%, 7/23/32 (1) 15 15
Fortress Credit BSL VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.066%, 7/23/32 (1) 250 250
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.316%, 7/23/32 (1) 300 300
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.075%, 10/18/33 (1) 382 383
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.236%, 4/23/36 (1) 250 250
Galaxy XXII
Series 2016-22A, Class CR4, CLO, FRN
3M TSFR + 1.60%, 5.28%, 4/16/34 (1) 250 250
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.175%, 7/20/35 (1) 780 776
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 505 503
Goto Foods Funding
Series 2026-1A, Class A2
6.854%, 4/30/56 (1) 385 385
GreatAmerica Leasing Receivables
Funding
Series 2025-2, Class A3
4.14%, 12/17/29 (1) 135 134
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 125 123
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 516 500
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 399 374
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 20 20
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 106 108
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 214 220
Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2025-1A, Class A
4.88%, 5/27/42 (1) 74 74
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 126 126
Hilton Grand Vacations Trust
Series 2026-2A, Class C
5.54%, 3/27/45 (1) 100 100
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 117 118
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 340 341
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100 100
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 105 106
HPS Loan Management
Series 2024-19A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 4.899%, 4/15/37 (1) 250 251
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.744%, 10/22/34 (1) 250 250
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 20 20
Jack in the Box Funding
Series 2026-1A, Class A2
7.624%, 5/25/56 (1) 360 362
Jamestown XV
Series 2020-15A, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.723%, 7/15/35 (1) 250 250
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.725%, 10/18/35 (1) 517 517
KKR
Series 33A, Class AR, CLO, FRN
3M TSFR + 1.08%, 4.755%, 7/20/34 (1) 520 520
KKR
Series 33A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.275%, 7/20/34 (1) 335 335
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.773%, 7/15/34 (1) 260 260
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 4.975%, 10/20/34 (1) 650 650
Madison Park Funding XLV
Series 2020-45A, Class ARR, CLO, FRN
3M TSFR + 1.08%, 4.753%, 7/15/34 (1) 165 165
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.725%, 10/20/29 (1) 250 250
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.706%, 7/23/32 (1) 214 214

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Marble Point XXI
Series 2021-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.18%, 10/17/34 (1) 565 565
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 31 31
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 41 41
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 14 13
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 104 104
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 48 49
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 38 39
MVW
Series 2026-1A, Class B
4.97%, 3/20/43 (1) 246 245
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.73%, 7/17/36 (1) 670 670
Neuberger Berman Loan Advisers
Series 2022-50A, Class AR2, CLO, FRN
3M TSFR + 1.04%, 4.706%, 7/23/36 (1) 250 250
NMEF Funding
Series 2026-A, Class C
4.71%, 2/15/34 (1) 100 99
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 86 86
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 101
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 42 42
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 101
Octane Receivables Trust
Series 2025-RVM1, Class B
4.83%, 12/20/46 (1) 130 129
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 270 267
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 4.863%, 7/30/37 (1) 500 500
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 5.413%, 7/30/37 (1) 315 316
OZLM XIX
Series 2017-19A, Class A1R3, CLO, FRN
3M TSFR + 1.00%, 4.673%, 1/15/35 (1) 565 565
Par/Shares $ Value
(Amounts in 000s)
PEAC Solutions Receivables
Series 2026-1A, Class B
4.75%, 7/20/33 (1) 185 184
Post
Series 2022-1A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.125%, 4/20/35 (1) 310 310
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 5 5
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 165 166
Post Road Equipment Finance
Series 2026-1A, Class B
4.91%, 2/15/33 (1) 100 100
Post Road Equipment Finance
Series 2026-1A, Class C
5.12%, 6/15/33 (1) 100 100
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 240 238
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.772%, 8/20/32 (1) 300 300
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.317%, 7/25/31 (1) 530 530
Romark V
Series 2021-5A, Class AR, CLO, FRN
3M TSFR + 1.19%, 4.863%, 1/15/35 (1) 570 570
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 29 29
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 237 241
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 525 520
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 68 68
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 65 64
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 65 64
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 104 103
Sonic Capital
Series 2020-1A, Class A2II
4.336%, 1/20/50 (1) 71 67
Sound Point  XXXI
Series 2021-3A, Class AR, CLO, FRN
3M TSFR + 1.07%, 4.693%, 10/25/34 (1) 460 460
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 1/20/32 (1) 250 250

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.123%, 7/15/33 (1) 250 250
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.805%, 1/20/37 (1) 530 531
Symphony
Series 2024-43A, Class A1R, CLO, FRN
3M TSFR + 1.23%, 4.862%, 4/15/37 (1) 250 250
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 4.573%, 1/15/34 (1) 203 203
TPIC SPV
Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition
Date: 12/10/24 - 6/29/26, Cost $29 (3)(4)(5) 33 36
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, (7.131% PIK),
Acquisition Date: 12/10/24 - 6/29/26,
Cost $323 (3)(4)(5) 323 243
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 139 138
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 255 253
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.777%, 1/25/34 (1) 499 499
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.727%, 1/25/35 (1) 480 480
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 66 67
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 54 55
Verdant Receivables
Series 2025-1A, Class A2
4.85%, 3/13/28 (1) 116 116
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100 101
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  370 369
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 4/20/34 (1) 395 395
Wind River
Series 2022-1A, Class B1RR, CLO, FRN
3M TSFR + 1.55%, 5.207%, 7/20/35 (1) 365 365
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 100 100
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 100 99
Par/Shares $ Value
(Amounts in 000s)
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 286 272
33,539
Student Loan  0.6%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.928%, 7/27/48 (1) 189 189
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 5.328%, 7/27/48 (1) 189 189
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 98 98
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 38 37
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 22 22
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 17 17
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 48 46
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 23 22
Navient Private Education Refi Loan Trust
Series 2024-A, Class A
5.66%, 10/15/72 (1) 82 83
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 99 98
Navient Refinance Loan Trust
Series 2026-B, Class A
5.07%, 6/15/56 (1) 190 190
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 4.503%, 3/26/68 (1) 75 75
Nelnet Student Loan Trust
Series 2021-BA, Class AFX
1.42%, 4/20/62 (1) 85 80
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 115 108
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 44 41
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 136 136
1,431

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Whole Business  0.0%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 86 87
87
Total Asset-Backed Securities
(Cost $50,719) 50,734
CORPORATE BONDS
 35.3%
FINANCIAL INSTITUTIONS
 10.4%
Banking  6.6%
American Express, VR, 4.731%, 4/25/29 (6) 230 231
American Express, VR, 5.043%, 7/26/28 (6) 180 181
American Express, VR, 5.098%, 2/16/28 (6) 105 105
American Express, VR, 5.532%, 4/25/30 (6) 205 210
Banco Santander, VR, 5.552%, 3/14/28 (6) 200 201
Banco Santander Chile, 4.55%,
11/20/30 (1) 350 345
Bank of America, VR, 1.734%, 7/22/27 (6) 190 190
Bank of America, VR, 4.456%, 2/6/32 (6) 310 304
Bank of America, VR, 4.623%, 5/9/29 (6) 390 390
Barclays, VR, 4.219%, 5/24/30 (6) 200 197
Barclays, VR, 4.476%, 11/11/29 (6) 200 199
Barclays, VR, 4.911%, 6/26/30 (6) 200 200
Barclays, VR, 5.086%, 2/25/29 (6) 255 256
CaixaBank , VR, 4.818%, 4/22/32 (1)(6) 200 198
CaixaBank , VR, 6.684%, 9/13/27 (1)(6) 290 291
Canadian Imperial Bank of Commerce, VR,
4.283%, 1/29/30 (6) 305 302
Capital One Financial, VR, 7.149%,
10/29/27 (6) 115 116
Citigroup, VR, 4.503%, 9/11/31 (6) 275 271
Citigroup, VR, 5.174%, 2/13/30 (6) 185 187
Credit Agricole, VR, 5.23%, 1/9/29 (1)(6) 285 287
Danske Bank, VR, 4.613%, 10/2/30 (1)(6) 200 199
Danske Bank, VR, 4.662%, 3/27/29 (1)(6)
(7) 330 330
Danske Bank, VR, 5.427%, 3/1/28 (1)(6) 200 201
DNB Bank, VR, 4.832%, 3/30/32 (1)(6) 340 338
Fifth Third Bancorp, VR, 4.566%,
4/29/32 (6) 305 300
Goldman Sachs Group, VR, 4.148%,
1/21/29 (6) 350 347
Goldman Sachs Group, VR, 4.482%,
8/23/28 (6) 190 190
Goldman Sachs Group, VR, 4.937%,
4/23/28 (6) 530 531
Goldman Sachs Group, VR, 5.218%,
4/23/31 (6) 285 288
HSBC Holdings, VR, 4.398%, 3/10/30 (6) 210 208
HSBC Holdings, VR, 4.899%, 3/3/29 (6) 245 246
HSBC Holdings, VR, 5.13%, 11/19/28 (6) 290 292
HSBC Holdings, VR, 5.597%, 5/17/28 (6) 260 262
Huntington Bancshares, VR, 4.623%,
1/28/32 (6) 290 285
Par/Shares $ Value
(Amounts in 000s)
ING Groep , VR, 4.858%, 3/25/29 (6) 290 291
ING Groep , Series VAR, VR, 4.803%,
3/23/32 (6) 335 333
JPMorgan Chase, VR, 4.347%, 1/22/32 (6) 235 230
JPMorgan Chase, VR, 4.979%, 7/22/28 (6) 200 201
JPMorgan Chase, VR, 5.04%, 1/23/28 (6) 180 181
Lloyds Banking Group, VR, 5.462%,
1/5/28 (6) 220 221
Manufacturers & Traders Trust, VR,
4.762%, 7/6/28 (6) 250 250
Morgan Stanley, VR, 4.238%, 1/9/30 (6) 225 222
Morgan Stanley, VR, 4.708%, 3/12/32 (6) 365 361
Morgan Stanley, VR, 4.994%, 4/12/29 (6) 280 281
Morgan Stanley Bank, VR, 4.788%,
5/10/30 (6) 250 250
NatWest Markets, 4.654%, 3/27/29 (1) 610 609
Royal Bank of Canada, VR, 4.40%,
4/17/30 (6) 300 298
Santander Holdings USA, VR, 2.49%,
1/6/28 (6) 190 188
Santander Holdings USA, VR, 5.04%,
6/5/30 (6) 160 160
Santander U.K. Group Holdings, VR,
4.32%, 9/22/29 (6) 200 198
Societe Generale, VR, 5.519%, 1/19/28 (1)
(6) 270 271
Standard Chartered, 4.30%, 2/19/27 (1)(7) 200 200
Standard Chartered, VR, 5.688%,
5/14/28 (1)(6) 200 202
U.S. Bancorp, VR, 4.548%, 7/22/28 (6) 265 265
Wells Fargo, VR, 4.97%, 4/23/29 (6) 770 774
Wells Fargo, Series W, VR, 4.90%,
1/24/28 (6) 365 366
15,030
Brokerage Asset Managers
Exchanges  0.6%
Charles Schwab, VR, 4.744%, 5/21/30 (6) 265 266
LPL Holdings, 4.625%, 11/15/27 (1) 60 60
LPL Holdings, 4.90%, 4/3/28  155 155
LPL Holdings, 5.70%, 5/20/27  343 346
LPL Holdings, 6.75%, 11/17/28  90 93
Lseg U.S. Fin, 4.25%, 3/23/29 (1) 285 282
1,202
Finance Companies  1.2%
AerCap Ireland Capital, 6.45%, 4/15/27  422 427
Avolon Holdings Funding, 6.375%,
5/4/28 (1) 90 92
Gabx Leasing, 4.625%, 4/15/31 (1) 145 143
GATX, 3.25%, 9/15/26  417 416
GATX, 3.85%, 3/30/27  290 289
GATX, 5.40%, 3/15/27  735 738
USAA Capital, 4.375%, 6/1/28 (1) 560 559
2,664
Insurance  1.6%
Aspen Insurance Holdings, 5.75%, 7/1/30  130 133
Athene Global Funding, 4.86%, 8/27/26 (1) 220 220
Brown & Brown, 4.70%, 6/23/28  160 160

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Centene, 4.625%, 12/15/29  320 312
CNO Global Funding, 1.75%, 10/7/26 (1) 505 501
CNO Global Funding, 4.875%, 12/10/27 (1) 108 108
Corebridge Global Funding, 4.25%,
8/21/28 (1) 205 203
Corebridge Global Funding, 4.65%,
8/20/27 (1) 105 105
Corebridge Global Funding, 5.20%,
1/12/29 (1) 90 91
Equitable America Global Funding, 4.65%,
6/9/28 (1) 235 235
Health Care Service Corp. A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 145 146
Humana, 3.70%, 3/23/29  122 119
Humana, 5.75%, 3/1/28  85 87
Humana, 5.75%, 12/1/28  245 250
Jackson National Life Global Funding,
4.85%, 6/23/28 (1) 315 314
Jackson National Life Global Funding,
5.55%, 7/2/27 (1) 185 187
RGA Global Funding, 4.35%, 8/25/28 (1) 330 327
Sammons Financial Group Global Funding,
5.05%, 1/10/28 (1) 135 135
3,633
Real Estate Investment Trusts  0.4%
American Homes 4 Rent, 4.25%, 2/15/28  90 89
CubeSmart , 2.25%, 12/15/28  54 51
Extra Space Storage, 3.875%, 12/15/27  310 307
Healthcare Realty Holdings, 3.625%,
1/15/28  76 75
Healthcare Realty Holdings, 3.75%, 7/1/27  377 374
Ventas Realty, 4.40%, 1/15/29  65 65
961
Total Financial Institutions 23,490
INDUSTRIAL
 22.4%
Basic Industry  1.0%
Celanese U.S. Holdings, 1.40%, 8/5/26  225 224
Ecolab, 4.60%, 6/15/29  625 626
Freeport-McMoRan, 4.125%, 3/1/28  80 79
Freeport-McMoRan, 5.25%, 9/1/29  95 96
Nutrien , 4.90%, 3/27/28  110 110
Sherwin-Williams, 4.55%, 3/1/28  225 225
SNF Group, 5.626%, 3/31/31 (1) 305 309
Steel Dynamics, 4.00%, 12/15/28  525 517
2,186
Capital Goods  1.4%
Amrize Finance U.S., 4.70%, 4/7/28  280 280
Amrize Finance U.S., 4.95%, 4/7/30  100 101
AptarGroup, 4.75%, 3/30/31  110 109
Boeing, 3.20%, 3/1/29  210 202
Boeing, 6.259%, 5/1/27  417 423
CNH Industrial Capital, 4.375%, 3/7/31  535 523
Huntington Ingalls Industries, 5.353%,
1/15/30  80 81
Owens Corning, 3.40%, 8/15/26  133 133
Owens Corning, 5.50%, 6/15/27  170 171
Par/Shares $ Value
(Amounts in 000s)
Regal Rexnord, 6.05%, 4/15/28  280 286
Regal Rexnord, 6.30%, 2/15/30  44 46
Rolls-Royce, 5.75%, 10/15/27 (1) 470 476
RTX, 6.70%, 8/1/28  186 194
RTX, 7.00%, 11/1/28  174 182
3,207
Communications  2.6%
Advanced Info Service, 4.26%, 3/4/31  250 244
American Tower, 3.55%, 7/15/27  178 176
AT&T, 4.10%, 2/15/28  95 94
Charter Communications Operating, 4.20%,
3/15/28  370 365
Charter Communications Operating, 5.05%,
3/30/29  165 164
Cox Communications, 3.35%, 9/15/26 (1) 120 120
Cox Communications, 3.50%, 8/15/27 (1) 100 99
Crown Castle, 1.05%, 7/15/26  255 255
Crown Castle, 2.90%, 3/15/27  265 262
Crown Castle, 3.65%, 9/1/27  130 129
Crown Castle, 4.30%, 2/15/29  40 39
Crown Castle, 4.80%, 9/1/28  195 196
Crown Castle, 5.00%, 1/11/28  140 141
Crown Castle, 5.60%, 6/1/29  145 148
Crown Castle Towers, 4.241%, 7/15/28 (1) 125 124
KT, 4.125%, 2/2/28 (1) 200 199
NTT Finance, 4.62%, 7/16/28 (1) 200 199
NTT Finance, 4.741%, 3/31/28 (1) 270 270
Orange, 4.25%, 1/13/31 (1) 275 268
Rogers Communications, 3.20%, 3/15/27  410 406
Rogers Communications, 5.00%, 2/15/29  565 568
SBA Tower Trust, 1.631%, 11/15/26 (1) 180 178
SBA Tower Trust, 2.328%, 1/15/28 (1) 110 106
SBA Tower Trust, 4.831%, 10/15/29 (1) 565 565
SBA Tower Trust, 6.599%, 1/15/28 (1) 290 293
Space Exploration Technologies, 5.35%,
7/15/31 (1) 350 350
5,958
Consumer Cyclical  4.1%
Airbnb, 4.40%, 3/16/29  210 209
American Honda Finance, 5.65%, 11/15/28  335 342
American Honda Finance, Series A, 4.55%,
4/10/28  105 105
American Honda Finance, Series A, 4.90%,
4/10/31  100 100
AutoZone, 5.125%, 6/15/30  215 218
BMW U.S. Capital, 4.15%, 4/9/30 (1) 80 78
BMW U.S. Capital, 4.40%, 3/19/29 (1) 510 507
BMW U.S. Capital, 4.60%, 8/13/27 (1) 490 491
CBRE Services, 4.80%, 6/15/30  105 105
Daimler Truck Finance North America,
4.15%, 1/12/29 (1) 150 148
Daimler Truck Finance North America,
4.30%, 8/12/27 (1) 150 150
Daimler Truck Finance North America,
5.125%, 9/25/27 (1) 175 176
Darden Restaurants, 4.35%, 10/15/27  290 289

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Dollar General, 5.20%, 7/5/28  166 168
eBay, 3.60%, 6/5/27  515 511
Ford Motor Credit, 4.97%, 4/6/29  200 198
Ford Motor Credit, 5.125%, 11/5/26  200 200
Ford Motor Credit, 5.80%, 3/5/27  235 236
Ford Motor Credit, 5.918%, 3/20/28  200 202
General Motors Financial, 5.05%, 4/4/28  210 211
General Motors Financial, 5.35%, 7/15/27  191 193
General Motors Financial, 5.40%, 5/8/27  196 197
Hyundai Capital America, 4.25%, 1/8/29 (1) 145 143
Hyundai Capital America, 4.75%,
6/18/29 (1) 100 100
Hyundai Capital America, 4.85%,
3/25/27 (1) 240 240
Hyundai Capital America, 4.875%,
6/23/27 (1) 205 206
Hyundai Capital America, 5.00%, 1/7/28 (1) 230 231
Hyundai Capital America, 5.25%, 1/8/27 (1) 100 100
Hyundai Capital America, 5.60%,
3/30/28 (1) 160 162
LG Energy Solution, 5.375%, 7/2/27  390 392
Marriott International, 5.45%, 9/15/26  90 90
O'Reilly Automotive, 4.35%, 6/1/28  195 194
O'Reilly Automotive, 5.75%, 11/20/26  573 575
Rentokil Terminix Funding, 4.625%,
4/23/31 (1) 240 235
Volkswagen Group of America Finance,
4.45%, 9/11/27 (1) 200 199
Volkswagen Group of America Finance,
4.85%, 8/15/27 (1) 340 341
Volkswagen Group of America Finance,
5.05%, 3/27/28 (1) 400 402
Volkswagen Group of America Finance,
5.70%, 9/12/26 (1) 240 241
Volkswagen Group of America Finance,
6.00%, 11/16/26 (1) 200 201
Volkswagen Group of America Finance,
6.20%, 11/16/28 (1) 200 206
9,292
Consumer Non-Cyclical  6.6%
Agilent Technologies, 4.90%, 1/15/32 (1) 585 585
Augusta SpinCo, 4.398%, 3/23/29  500 496
Bacardi, 4.70%, 5/15/28 (1) 655 653
BAT International Finance, 4.448%, 3/16/28  460 459
Baxter International, 2.272%, 12/1/28  434 409
Bayer U.S. Finance II, 4.375%, 12/15/28 (1) 865 856
Becton Dickinson & Company, 4.693%,
2/13/28  375 376
Bunge Finance, 4.90%, 4/21/27  280 281
Cencora , 3.45%, 12/15/27  61 60
Cencora , 3.95%, 2/13/29  175 172
Cencora , 4.625%, 12/15/27  165 165
Coca-Cola Europacific Partners, 1.50%,
1/15/27 (1) 200 197
Conagra Brands, 1.375%, 11/1/27  275 263
Conagra Brands, 4.85%, 11/1/28  129 129
Conagra Brands, 7.00%, 10/1/28  130 136
Par/Shares $ Value
(Amounts in 000s)
CSL Finance, 3.85%, 4/27/27 (1) 90 90
CVS Health, 1.30%, 8/21/27  545 526
CVS Health, 3.00%, 8/15/26  105 105
CVS Health, 4.30%, 3/25/28  170 169
Diageo Capital, 2.375%, 10/24/29  405 377
EMD Finance, 4.125%, 8/15/28 (1) 540 534
HCA, 3.125%, 3/15/27  500 495
HCA, 4.30%, 11/15/30  115 113
HCA, 5.625%, 9/1/28  525 533
Heineken, 3.50%, 1/29/28 (1) 1,000 985
Icon Investments Six, 5.809%, 5/8/27  600 605
Imperial Brands Finance, 4.50%,
6/30/28 (1) 220 219
Imperial Brands Finance, 6.125%,
7/27/27 (1) 290 294
IQVIA, 5.70%, 5/15/28  410 417
IQVIA, 6.25%, 2/1/29  254 263
Japan Tobacco, 4.85%, 5/15/28 (1) 430 432
Keurig Dr Pepper, 3.95%, 4/15/29  58 57
Keurig Dr Pepper, 4.35%, 5/15/28  130 129
Keurig Dr Pepper, 5.05%, 3/15/29  345 347
Maple Parent Holdings, 4.75%, 3/26/29 (1) 310 310
Mars, 4.60%, 3/1/28 (1) 280 281
Medline Borrower, 3.875%, 4/1/29 (1) 1,200 1,165
Medline Borrower, 6.25%, 4/1/29 (1) 34 35
Molson Coors Beverage, 4.90%, 7/8/31  165 165
Revvity , 1.90%, 9/15/28  260 245
Solventum , 5.45%, 2/25/27  155 156
Stryker, 4.70%, 2/10/28  245 246
Viatris , 2.30%, 6/22/27  433 423
14,953
Energy  2.1%
Canadian Natural Resources, 3.85%,
6/1/27  225 224
Cheniere Corpus Christi Holdings, 5.125%,
6/30/27  276 277
Cheniere Energy Partners, 4.00%, 3/1/31  230 221
Columbia Pipelines Holding, 6.055%,
8/15/26 (1) 40 40
Enbridge, 4.60%, 6/20/28  90 90
Enbridge, 5.90%, 11/15/26  110 110
Enbridge, 6.00%, 11/15/28  90 93
Energy Transfer, 4.55%, 1/15/31  175 173
Energy Transfer, 5.25%, 7/1/29  160 162
Energy Transfer, 6.05%, 12/1/26  475 478
National Fuel Gas, 4.75%, 5/15/29  215 214
ONEOK, 4.25%, 9/24/27  400 399
ONEOK, 5.55%, 11/1/26  245 246
ONEOK, 5.625%, 1/15/28 (1) 114 115
Sabine Pass Liquefaction, 4.20%, 3/15/28  82 81
South Bow USA Infrastructure Holdings,
4.911%, 9/1/27  275 276
Targa Resources, 5.20%, 7/1/27  92 92
Tengizchevroil Finance International,
4.00%, 8/15/26  110 110
Var Energi , 5.00%, 5/18/27 (1) 430 431

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Var Energi , 7.50%, 1/15/28 (1) 640 664
Williams, 4.80%, 11/15/29  165 166
Woodside Finance, 3.70%, 9/15/26 (1) 119 119
4,781
Industrial - Other  0.5%
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 665 649
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 260 254
CK Hutchison International 25, 4.25%,
9/26/30 (1) 300 296
1,199
Technology  3.4%
Atlassian, 5.25%, 5/15/29  105 105
Fidelity National Information Services,
4.45%, 3/10/28  215 214
Fidelity National Information Services,
4.55%, 3/10/29  490 486
Fidelity National Information Services,
4.80%, 3/10/31  105 104
Fiserv, 3.50%, 7/1/29  235 226
Fiserv, 4.20%, 10/1/28  184 181
Fiserv, 4.55%, 2/15/31  160 156
Fiserv, 5.375%, 8/21/28  170 172
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200 205
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 206
Gartner, 4.50%, 7/1/28 (1) 728 716
Global Payments, 3.20%, 8/15/29  470 444
Global Payments, 4.50%, 11/15/28  80 79
Global Payments, 4.55%, 3/15/28  350 349
Hewlett Packard Enterprise, 4.50%, 3/23/28  365 365
Leidos, 4.10%, 3/15/29  190 187
Marvell Technology, 4.875%, 6/22/28  400 402
Mobility Global, 5.05%, 6/15/29 (1) 130 130
NXP, 3.15%, 5/1/27  55 54
NXP, 4.30%, 8/19/28  100 99
NXP, 4.30%, 6/18/29  238 235
NXP, 4.40%, 6/1/27  35 35
Oracle, 4.45%, 9/26/30  335 323
Salesforce, 4.50%, 3/15/28  320 320
Salesforce, 4.65%, 3/15/29  785 785
Synopsys, 4.65%, 4/1/28  510 511
Workday, 3.50%, 4/1/27  610 606
7,695
Transportation  0.7%
Element Fleet Management, 4.80%,
5/29/29 (1) 80 80
Element Fleet Management, 5.037%,
3/25/30 (1) 185 186
Element Fleet Management, 5.643%,
3/13/27 (1) 175 176
ERAC USA Finance, 4.60%, 5/1/28 (1) 345 346
ERAC USA Finance, 5.00%, 2/15/29 (1) 140 141
Penske Truck Leasing, 3.40%, 11/15/26 (1) 80 80
Penske Truck Leasing, 4.40%, 7/1/27 (1) 36 36
Penske Truck Leasing, 5.35%, 1/12/27 (1) 135 135
Penske Truck Leasing, 5.55%, 5/1/28 (1) 10 10
Penske Truck Leasing, 5.70%, 2/1/28 (1) 19 19
Par/Shares $ Value
(Amounts in 000s)
Penske Truck Leasing, 6.05%, 8/1/28 (1) 155 159
Southwest Airlines, 4.375%, 11/15/28  345 342
1,710
Total Industrial 50,981
UTILITY
 2.5%
Electric  2.3%
AES, 5.20%, 7/15/29  55 55
Ameren, 1.95%, 3/15/27  170 167
American Electric Power, 5.20%, 1/15/29  225 229
Appalachian Power, Series X, 3.30%,
6/1/27  503 498
Chpe , 4.875%, 6/30/31 (1) 265 265
Constellation Energy Generation, 5.60%,
3/1/28  75 76
DTE Energy, 4.875%, 6/1/28  225 226
DTE Energy, 4.95%, 7/1/27  150 151
DTE Energy, 5.20%, 4/1/30  200 203
ENEL Finance International, 1.625%,
7/12/26 (1) 265 265
ENEL Finance International, 4.125%,
9/30/28 (1) 200 198
Exelon, 2.75%, 3/15/27  500 494
Exelon, 5.15%, 3/15/29  100 101
FirstEnergy, Series B, 3.90%, 7/15/27  340 338
NextEra Energy Capital Holdings, 4.685%,
9/1/27  70 70
Niagara Mohawk Power, 4.647%,
10/3/30 (1) 175 174
Pacific Gas & Electric, 3.30%, 3/15/27  73 72
Pacific Gas & Electric, 3.30%, 12/1/27  100 98
Pacific Gas & Electric, 5.00%, 6/4/28  180 181
Pacific Gas & Electric, 5.45%, 6/15/27  40 40
PacifiCorp, 4.65%, 4/15/29  215 214
Public Service Enterprise Group, 4.90%,
3/15/30  345 348
Southern, 5.113%, 8/1/27  180 181
Southern California Edison, 5.15%, 6/1/29  265 268
Vistra Operations, 4.55%, 10/30/28 (1) 255 253
Vistra Operations, 5.05%, 12/30/26 (1) 193 193
5,358
Natural Gas  0.2%
NiSource, 5.25%, 3/30/28  60 61
Sempra, 5.40%, 8/1/26  125 125
Southern Gas Capital, Series A, 4.05%,
9/15/28  190 188
374
Total Utility 5,732
Total Corporate Bonds
(Cost $80,238) 80,203
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 2.3%
Government Sponsored  0.3%
MEGlobal , 2.625%, 4/28/28  620 591
591

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Owned No Guarantee  1.7%
Abu Dhabi Developmental Holding, 4.50%,
5/6/30  400 396
Corp. Nacional del Cobre de Chile, 3.625%,
8/1/27  525 519
Emirates NBD Bank, 4.195%, 1/13/29,
Acquisition Date: 1/6/26, Cost $535 (4) 535 528
Kazakhstan Temir Zholy National, 4.875%,
4/29/31 (1) 200 196
KazMunayGas National, 5.375%, 4/24/30  220 222
Korea Electric Power, 5.375%, 7/31/26 (1) 450 450
Korea Housing Finance, 4.625%,
2/24/28 (1) 440 442
Korea Hydro & Nuclear Power, 4.25%,
7/27/27 (1) 200 200
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 340 342
Ma'aden Sukuk, 5.25%, 2/13/30  200 201
State Bank of India, 1.80%, 7/13/26  500 500
3,996
Sovereign  0.3%
Eagle Funding Luxco , 5.50%, 8/17/30 (1) 350 351
KSA Sukuk, 4.303%, 1/19/29  300 297
648
Total Foreign Government Obligations &
Municipalities
(Cost $5,262) 5,235
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 10.5%
Collateralized Mortgage
Obligations  6.9%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 12 11
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 69 60
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66 (1) 78 65
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP
5.573%, 4/25/70 (1) 398 398
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM
6.399%, 9/25/29, Acquisition Date: 8/29/24,
Cost $200 (3)(4) 200 200
BINOM Mortgage Loan Trust
Series 2026-NQM1, Class A1, CMO, ARM
5.06%, 2/25/66 (1) 99 98
BINOM Mortgage Loan Trust
Series 2026-NQM1, Class A2, CMO, STEP
5.314%, 2/25/66 (1) 99 98
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56 (1) 156 144
Par/Shares $ Value
(Amounts in 000s)
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 49 46
BRAVO Residential Funding Trust
Series 2026-NQM4, Class A1, CMO, ARM
5.183%, 3/25/66 (1) 151 150
BRAVO Residential Funding Trust
Series 2026-NQM5, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.828%, 6/25/66 (1) 149 149
CIM Trust
Series 2021-R6, Class A1, CMO, ARM
1.425%, 7/25/61 (1) 35 32
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 38 33
CLIP Trust
Series 2026-NQM1, Class A1, CMO, ARM
5.221%, 5/25/71 (1) 117 117
CLIP Trust
Series 2026-NQM1, Class A2, CMO, STEP
5.474%, 5/25/71 (1) 98 97
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 64 56
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 213 213
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 212 212
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.828%, 10/25/70 (1) 178 179
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP
5.794%, 4/25/70 (1) 83 84
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP
5.601%, 2/25/70 (1) 153 153
COLT Mortgage Loan Trust
Series 2026-3, Class A1, CMO, ARM
5.119%, 5/25/71 (1) 99 98
Connecticut Avenue Securities
Series 2026-R01, Class 2M1, CMO, ARM
SOFR30A + 1.00%, 4.628%, 1/25/46 (1) 112 112
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM
SOFR30A + 1.45%, 5.078%, 3/25/45 (1) 65 65
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM
SOFR30A + 0.95%, 4.578%, 9/25/45 (1) 99 99
Connecticut Avenue Securities Trust
Series 2026-R01, Class 2A1, CMO, ARM
SOFR30A + 0.85%, 4.478%, 1/25/46 (1) 372 371
Connecticut Avenue Securities Trust
Series 2026-R03, Class 2M1, CMO, ARM
SOFR30A + 1.25%, 4.878%, 4/25/46 (1) 218 219
Cross
Series 2026-NQM6, Class A2, CMO, STEP
5.521%, 5/25/71 (1) 97 96

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 266 265
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 7 7
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 33 30
Deephaven Residential Mortgage Trust
Series 2026-INV1, Class A1, CMO, ARM
4.797%, 12/25/70 (1) 172 170
Deephaven Residential Mortgage Trust
Series 2026-INV2, Class A1, CMO, ARM
5.483%, 2/25/71 (1) 168 168
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 194 193
EFMT
Series 2024-INV2, Class A2, CMO, STEP
5.289%, 10/25/69 (1) 79 79
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 85 85
EFMT
Series 2025-INV4, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.83%, 10/25/70 (1) 97 97
EFMT
Series 2025-INV5, Class A1, CMO, ARM
5.077%, 12/25/70 (1) 148 147
EFMT
Series 2025-NQM5, Class A1, CMO, ARM
5.033%, 11/25/70 (1) 86 85
EFMT
Series 2025-NQM6, Class A1, CMO, ARM
5.001%, 12/25/70 (1) 196 194
EFMT
Series 2026-NQM1, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.828%, 2/25/71 (1) 101 101
EFMT
Series 2026-NQM4, Class A1, CMO, ARM
5.466%, 4/25/71 (1) 96 96
EFMT
Series 2026-NQM4, Class A2, CMO, STEP
5.669%, 4/25/71 (1) 863 861
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 5 5
FIGRE Trust
Series 2026-HE6, Class B, CMO, ARM
5.741%, 6/25/56 (1) 150 150
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 4.613%, 3/25/50 (1) 104 101
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.657%, 12/25/46 (1) 16 16
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 26 24
Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 6 6
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 9 9
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 214
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 324
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP
5.373%, 11/25/69 (1) 113 113
GCAT Trust
Series 2026-NQM2, Class A1, CMO, ARM
5.449%, 2/25/71 (1) 384 384
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
5.466%, 7/25/44 (1) 1 1
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP
5.425%, 2/25/70 (1) 103 103
HOMES Trust
Series 2025-NQM4, Class A1, CMO, ARM
5.22%, 8/25/70 (1) 204 203
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM
4.846%, 2/25/61 (1) 142 140
HOMES Trust
Series 2026-NQM2, Class A1, CMO, ARM
5.488%, 1/25/71 (1) 283 283
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 71 60
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
5.767%, 6/25/67 (1) 247 246
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 69 62
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM
5.577%, 9/25/65 (1) 246 245
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.195%, 10/25/65 (1) 155 153
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO, ARM
SOFR30A + 1.35%, 4.959%, 3/20/56 (1) 105 105
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 7 7
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 32 29
MFA Trust
Series 2025-NQM4, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.828%, 8/25/70 (1) 416 417

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Residential Mortgage Loan
Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.443%, 7/25/70 (1) 92 92
Morgan Stanley Residential Mortgage Loan
Trust
Series 2026-NQM4, Class A1, CMO, ARM
5.075%, 3/25/71 (1) 96 95
Morgan Stanley Residential Mortgage Loan
Trust
Series 2026-NQM4, Class A2, CMO, STEP
5.40%, 3/25/71 (1) 96 95
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1, CMO, ARM
5.53%, 5/25/65 (1) 144 144
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM
5.35%, 7/25/65 (1) 155 155
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.603%, 7/25/65 (1) 310 309
New Residential Mortgage Loan Trust
Series 2025-NQM7, Class A2, CMO, STEP
5.264%, 10/26/65 (1) 104 104
NRZT
Series 2025-NQM6, Class A1, CMO, ARM
5.085%, 10/25/65 (1) 402 399
NYMT Loan Trust
Series 2026-INV2, Class A1, CMO, ARM
5.475%, 4/25/61 (1) 149 149
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M TSFR + 1.314%, 4.899%, 6/25/59 (1) 6 6
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 4.663%, 10/25/59 (1) 12 12
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO,
ARM
1M TSFR + 0.864%, 4.513%, 2/25/60 (1) 216 214
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M TSFR + 1.064%, 4.713%, 2/25/60 (1) 14 14
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 18 16
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 42 38
OBX Trust
Series 2021-NQM1, Class A3, CMO, ARM
1.329%, 2/25/66 (1) 148 132
OBX Trust
Series 2025-NQM15, Class A1, CMO, ARM
5.143%, 7/27/65 (1) 76 75
OBX Trust
Series 2025-NQM15, Class A1F, CMO,
ARM
SOFR30A + 1.15%, 4.778%, 7/27/65 (1) 73 74
Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2025-NQM6, Class A1, CMO, STEP
5.603%, 3/25/65 (1) 132 133
OBX Trust
Series 2026-NQM5, Class A1, CMO, ARM
5.321%, 1/25/66 (1) 206 206
OBX Trust
Series 2026-R1, Class A1, CMO, ARM
4.884%, 1/25/63 (1) 103 102
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, CMO, ARM
5.522%, 8/10/42 (1) 120 121
Roc Mortgage Trust
Series 2024-RTL1, Class A1, CMO, STEP
5.589%, 10/25/39 (1) 255 255
Santander Mortgage Asset Receivable
Trust
Series 2025-NQM6, Class A1, CMO, ARM
5.138%, 11/25/65 (1) 89 88
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 18 16
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 1 1
SG Residential Mortgage Trust
Series 2026-3, Class A1, CMO, ARM
5.188%, 4/25/66 (1) 129 128
SG Residential Mortgage Trust
Series 2026-3, Class A2, CMO, STEP
5.492%, 4/25/66 (1) 99 99
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 2 2
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 40 38
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 158 140
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 5.278%, 1/25/34 (1) 16 16
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 5.428%, 11/25/41 (1) 90 90
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1B, CMO, ARM
SOFR30A + 2.40%, 6.028%, 2/25/42 (1) 145 146
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 6.578%, 6/25/42 (1) 78 79
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 5.478%, 11/25/43 (1) 85 85
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 4.878%, 3/25/44 (1) 330 331

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 4.578%, 1/25/45 (1) 41 41
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM
SOFR30A + 1.10%, 4.728%, 9/25/45 (1) 126 126
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM
SOFR30A + 0.90%, 4.528%, 10/25/45 (1) 130 130
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class M1, CMO, ARM
SOFR30A + 1.10%, 4.728%, 10/25/45 (1) 51 51
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class M1, CMO, ARM
SOFR30A + 1.00%, 4.628%, 2/25/46 (1) 157 157
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 31 28
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62 (1) 269 255
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM
4.916%, 12/25/64 (1) 114 115
Towd Point Mortgage Trust
Series 2026-1, Class A1B, CMO, ARM
4.312%, 1/25/66 (1) 292 289
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 21 19
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 28 26
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 20 18
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 36 33
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 4 4
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 29 28
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68 (1) 53 53
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 39 39
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP
5.623%, 5/25/70 (1) 84 85
Verus Securitization Trust
Series 2025-7, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.828%, 8/25/70 (1) 196 197
15,526
Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage-Backed
Securities  3.6%
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  34 35
BANK
Series 2026-BNK52, Class A1
4.845%, 7/15/31  20 20
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  165 169
BANK5
Series 2024-5YR12, Class A3, ARM
5.902%, 12/15/57  288 297
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  110 113
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  127 127
BANK5
Series 2026-5YR21, Class A3
5.525%, 4/15/59  150 154
BANK5
Series 2026-5YR23, Class A3
5.61%, 7/15/31  100 103
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM
6.201%, 11/15/57  140 143
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  27 27
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  74 75
Benchmark Mortgage Trust
Series 2025-B41, Class A1
4.401%, 7/15/68  109 108
Benchmark Mortgage Trust
Series 2025-V19, Class A3
5.249%, 1/15/58  280 284
Benchmark Mortgage Trust
Series 2026-B43, Class A1
4.654%, 4/15/63  153 152
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM
5.633%, 10/10/42 (1) 100 100
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM
6.526%, 5/15/57  275 286
BMO Mortgage Trust
Series 2024-C8, Class A1
5.542%, 3/15/57  80 80
BMO Mortgage Trust
Series 2026-5C14, Class A3
5.209%, 3/15/59  430 434
BMO Mortgage Trust
Series 2026-C14, Class A1
4.36%, 2/15/59  33 33

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 4.615%, 1/17/39 (1) 36 36
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM
1M TSFR + 1.642%, 5.268%, 12/15/39 (1) 121 122
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM
1M TSFR + 1.641%, 5.267%, 5/15/41 (1) 140 141
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 5.466%, 5/15/41 (1) 168 168
BX Commercial Mortgage Trust
Series 2024-SLCT, Class B, ARM
1M TSFR + 1.793%, 5.418%, 1/15/42 (1) 100 100
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM
1M TSFR + 2.392%, 6.017%, 1/15/42 (1) 245 245
BX Trust
Series 2025-GW, Class A, ARM
1M TSFR + 1.60%, 5.225%, 7/15/42 (1) 305 306
BX Trust
Series 2025-VOLT, Class A, ARM
1M TSFR + 1.70%, 5.325%, 12/15/44 (1) 235 235
BX Trust
Series 2025-VOLT, Class B, ARM
1M TSFR + 2.10%, 5.725%, 12/15/44 (1) 360 360
BX Trust
Series 2026-CLS, Class B, ARM
1M TSFR + 1.70%, 5.325%, 5/15/43 (1) 100 100
BX Trust
Series 2026-CLS, Class C, ARM
1M TSFR + 2.35%, 5.975%, 5/15/43 (1) 100 100
BX Trust
Series 2026-ORBT, Class A, ARM
1M TSFR + 1.40%, 5.03%, 7/15/43 (1) 185 185
BX Trust
Series 2026-PNDA, Class B, ARM
1M TSFR + 1.50%, 5.125%, 5/15/43 (1) 155 155
CENT
Series 2025-CITY, Class A, ARM
5.091%, 7/10/40 (1) 230 230
DBC Mortgage Trust
Series 2025-DBC, Class A, ARM
1M TSFR + 1.35%, 4.976%, 11/15/42 (1) 320 320
Extended Stay America Trust
Series 2025-ESH, Class C, ARM
1M TSFR + 1.85%, 5.475%, 10/15/42 (1) 116 116
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM
1M TSFR + 1.941%, 5.566%, 5/15/37 (1) 240 240
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM
5.649%, 1/13/40 (1) 200 203
Hudson Yards Mortgage Trust
Series 2026-10HY, Class B, ARM
5.328%, 12/10/39 (1) 145 145
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 142
Par/Shares $ Value
(Amounts in 000s)
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 5.217%, 5/15/41 (1) 245 242
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2025-C35, Class A1
4.609%, 8/15/58  35 35
NYC Commercial Mortgage Trust
Series 2025-28L, Class B, ARM
5.174%, 11/5/38 (1) 115 114
NYC Trust
Series 2026-9W57, Class B, ARM
5.353%, 6/6/40 (1) 560 557
ROCK Trust
Series 2024-CNTR, Class A
5.388%, 11/13/41 (1) 300 303
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 5.367%, 5/15/39 (1) 195 195
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 5.716%, 6/15/39 (1) 270 270
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A1
4.314%, 10/15/58  92 91
8,196
Residential Mortgage  0.0%
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 59 57
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) — —
57
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $24,054) 23,779
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 6.3%
U.S. Government Agency
Obligations  5.7%
Federal Home Loan Mortgage
3.50%, 3/1/46  64 60
5.50%, 10/1/38  2 1
6.00%, 9/1/34 - 9/1/35  37 38
7.00%, 3/1/39  24 25
7.50%, 6/1/38  22 23
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 5.935%, 1/1/36  3 3
1Y CMT + 2.25%, 6.317%, 10/1/36  — —
RFUCCT1Y + 1.625%, 5.785%, 4/1/37  4 4
RFUCCT1Y + 1.625%, 5.838%, 6/1/38  4 4
RFUCCT1Y + 1.726%, 6.339%, 7/1/35  1 1
RFUCCT1Y + 1.733%, 6.358%, 10/1/36  2 2
RFUCCT1Y + 1.75%, 6.00%, 2/1/35  1 1
RFUCCT1Y + 1.77%, 6.101%, 5/1/38  4 4

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.775%, 5.985%, 5/1/37  1 1
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  1 1
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  1 1
RFUCCT1Y + 2.033%, 6.399%, 11/1/36  2 2
RFUCCT1Y + 2.083%, 6.207%, 2/1/38  6 6
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52 - 5/1/52  242 206
3.00%, 11/1/34  84 81
3.50%, 2/1/52  206 188
4.00%, 12/1/49  25 24
4.50%, 5/1/50 - 2/1/53  868 838
5.00%, 2/1/55 - 6/1/55  55 54
5.50%, 7/1/53 - 7/1/55  2,139 2,156
6.00%, 9/1/53 - 8/1/55  2,153 2,208
6.50%, 9/1/54 - 6/1/55  255 265
Federal Home Loan Mortgage Multifamily
Structured PTC, 4.60%, 6/25/30  141 141
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  1 1
RFUCCT1Y + 1.523%, 6.097%, 7/1/35  1 1
RFUCCT1Y + 1.60%, 6.042%, 7/1/36  3 3
RFUCCT1Y + 1.612%, 6.095%, 12/1/35  4 4
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  1 1
RFUCCT1Y + 1.77%, 6.02%, 12/1/35  1 1
RFUCCT1Y + 1.78%, 6.155%, 1/1/34  4 4
RFUCCT1Y + 1.788%, 6.038%, 5/1/38  1 1
RFUCCT1Y + 1.83%, 5.999%, 4/1/38  6 6
RFUCCT1Y + 1.853%, 6.574%, 8/1/38  4 4
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  — —
RFUCCT1Y + 1.907%, 6.032%, 5/1/38  4 4
RFUCCT1Y + 2.04%, 6.415%, 12/1/36  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  87 71
2.50%, 1/1/54  194 164
3.00%, 1/1/27  4 4
3.50%, 3/1/28 - 1/1/52  81 75
4.00%, 11/1/49 - 9/1/52  535 503
4.50%, 12/1/40 - 1/1/50  287 281
5.00%, 8/1/33 - 3/1/56  2,454 2,426
5.50%, 12/1/34 - 10/1/55  2,166 2,184
6.00%, 3/1/34 - 8/1/54  537 554
6.50%, 7/1/32 - 6/1/55  202 210
12,841
U.S. Government Obligations  0.6%
Government National Mortgage Assn.
2.00%, 3/20/52  16 13
3.00%, 9/20/47  508 457
3.50%, 7/20/52  611 559
4.00%, 10/20/50 - 10/20/52  297 280
5.00%, 12/20/34 - 11/20/47  165 167
5.50%, 3/20/49  6 5
1,481
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $14,506) 14,322
Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 20.9%
U.S. Treasury Obligations  20.9%
U.S. Treasury Notes, 3.75%, 4/30/28  22,505 22,343
U.S. Treasury Notes, 3.875%, 3/31/28 (8) 375 373
U.S. Treasury Notes, 3.875%, 7/15/28  4,660 4,633
U.S. Treasury Notes, 4.00%, 5/31/28  11,305 11,273
U.S. Treasury Notes, 4.125%, 6/30/28  8,815 8,811
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed)
(Cost $47,587) 47,433
SHORT-TERM INVESTMENTS
 4.1%
Commercial Paper  2.1%
4(2)  2.1%(9)
HCA, 4.271%, 7/8/26  540 540
JABIL, 4.331%, 8/17/26  645 641
JABIL, 4.376%, 8/10/26  315 314
Keurig Dr Pepper, 4.28%, 8/24/26  620 616
Keurig Dr Pepper, 4.497%, 8/5/26  620 617
Southern California Edison, 4.399%,
7/24/26  650 648
Stellantis Financial Services U.S., 4.502%,
9/3/26  330 327
Videotron, 4.345%, 7/16/26  970 968
4,671
Money Market Funds  2.0%
T. Rowe Price Government Reserve Fund,
3.69% (10)(11) 4,568 4,568
4,568
Total Short-Term Investments
(Cost $9,240) 9,239

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL
 0.2%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund,
3.66% (10)(11) 520 520
Total Investments in a Pooled Account
through Securities Lending Program
with State Street Bank and Trust
Company 520
Total Securities Lending Collateral
(Cost $520) 520
Total Investments in Securities
101.9% of Net Assets
(Cost $232,126) $ 231,465
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $95,647 and represents 42.1% of net assets.
(2) All or a portion of this loan is unsettled as of June 30, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,007 and represents 0.4% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(7) See Note 4 . All or a portion of this security is on loan at June 30, 2026.
(8) At June 30, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $4,671 and represents 2.1% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PIK Payment-in-kind
PTC Pass-Through Certificate

T. ROWE PRICE Limited-Term Bond Portfolio

.
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 69 U.S. Treasury Notes five year contracts 9/26 (7,386) $ (26)
Short, 47 U.S. Treasury Notes ten year contracts 9/26 (5,165) (42)
Long, 302 U.S. Treasury Notes two year contracts 9/26 62,252 (16)
Short, 9 Ultra U.S. Treasury Bonds contracts 9/26 (1,045) (29)
Short, 17 Ultra U.S. Treasury Notes ten year contracts 9/26 (1,912) (24)
Net payments (receipts) of variation margin to date 143
Variation margin receivable (payable) on open futures contracts $ 6

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.69% $ — $ — $ 53
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ —# $ — $ 53+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government Reserve Fund, 3.69% $ 4,306  ¤  ¤ $ 4,568
T. Rowe Price Treasury Reserve Fund, 3.66% 1,052  ¤  ¤ 520
Total $ 5,088^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $53 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,088.

T. ROWE PRICE Limited-Term Bond Portfolio
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $232,126) $ 231,465
Interest receivable 1,675
Receivable for investment securities sold 344
Receivable for shares sold 44
Variation margin receivable on futures contracts 6
Other assets 4
Total assets 233,538
Liabilities
Payable for investment securities purchased 5,630
Obligation to return securities lending collateral 520
Investment management fees payable 55
Payable for shares redeemed 42
Due to affiliates 1
Other liabilities 89
Total liabilities 6,337
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 227,201
Net Assets Consist of:
Total distributable earnings (loss) $ (7,837)
Paid-in capital applicable to 48,417,287 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 235,038
NET ASSETS $ 227,201
NET ASSET VALUE PER SHARE
Limited-Term Bond Portfolio Class
(Net assets: $202,930; Shares outstanding: 43,224,301) $ 4.69
Limited-Term Bond Portfolio-II Class
(Net assets: $24,271; Shares outstanding: 5,192,986) $ 4.67

T. Rowe Price Limited-Term Bond Portfolio
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
.
  Interest $ 5,005
Dividend 53
Securities lending 6
Total income 5,064
Expenses
Investment management 320
Shareholder servicing
Limited-Term Bond Portfolio Class $ 146
Limited-Term Bond Portfolio-II Class 18 164
Rule 12b-1 fees
Limited-Term Bond Portfolio-II Class 29
Prospectus and shareholder reports
Limited-Term Bond Portfolio Class 6
Limited-Term Bond Portfolio-II Class 1 7
Custody and accounting 115
Legal and audit 18
Miscellaneous 9
Waived / paid by Price Associates (86)
Total expenses 576
Net investment income 4,488
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (142)
Futures (380)
Options written (31)
Net realized loss (553)
Change in net unrealized gain / loss
Securities (1,673)
Futures (235)
Change in net unrealized gain / loss (1,908)
Net realized and unrealized gain / loss (2,461)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 2,027

T. Rowe Price Limited-Term Bond Portfolio
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,488 $ 8,544
Net realized gain (loss) (553) 90
Change in net unrealized gain / loss (1,908) 2,261
Increase in net assets from operations 2,027 10,895
Distributions to shareholders
Net earnings
Limited-Term Bond Portfolio Class (4,023) (7,679)
Limited-Term Bond Portfolio-II Class (449) (879)
Decrease in net assets from distributions (4,472) (8,558)
Capital share transactions
*
Shares sold
Limited-Term Bond Portfolio Class 35,279 41,269
Limited-Term Bond Portfolio-II Class 4,231 7,723
Distributions reinvested
Limited-Term Bond Portfolio Class 4,001 7,679
Limited-Term Bond Portfolio-II Class 447 879
Shares redeemed
Limited-Term Bond Portfolio Class (21,214) (36,489)
Limited-Term Bond Portfolio-II Class (3,448) (5,336)
Increase in net assets from capital share transactions 19,296 15,725
Net Assets
Increase during period 16,851 18,062
Beginning of period 210,350 192,288
End of period $ 227,201 $ 210,350
*Share information (000s)
Shares sold
Limited-Term Bond Portfolio Class 7,474 8,742
Limited-Term Bond Portfolio-II Class 900 1,644
Distributions reinvested
Limited-Term Bond Portfolio Class 847 1,624
Limited-Term Bond Portfolio-II Class 95 187
Shares redeemed
Limited-Term Bond Portfolio Class (4,497) (7,731)
Limited-Term Bond Portfolio-II Class (733) (1,136)
Increase in shares outstanding 4,086 3,330

T. Rowe Price Limited-Term Bond Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Limited-Term Bond Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Limited-
Term Bond Portfolio (Limited-Term Bond Portfolio Class) and the Limited-Term Bond Portfolio–II (Limited-Term Bond
Portfolio–II Class). Limited-Term Bond Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule
12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment income and investment management and administrative expense are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. Limited-Term Bond Portfolio–
II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. Rowe Price Limited-Term Bond Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Limited-Term Bond Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 147,193 $ — $ 147,193
Asset-Backed Securities — 50,455 279 50,734
Non-U.S. Government Mortgage-Backed Securities — 23,579 200 23,779
Short-Term Investments 4,568 4,671 — 9,239
Securities Lending Collateral 520 — — 520
Total $ 5,088 $ 225,898 $ 479 $ 231,465
Liabilities
Futures Contracts* $ 137 $ — $ — $ 137
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, U.S. Government & Agency Mortgage-Backed Securities
and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. Rowe Price Limited-Term Bond Portfolio

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-
traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, securities valued at $373,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Interest rate derivatives Futures $ 137
Total $ 137
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Total
Realized Gain (Loss)
Interest rate derivatives $ — $ — $ (380) $ (380)
Credit derivatives 85 (31) — 54
Total $ 85 $ (31) $ (380) $ (326)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ — $ (235) $ (235)
Total $ — $ — $ (235) $ (235)
^ Options purchased are reported as securities.

T. Rowe Price Limited-Term Bond Portfolio

purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 32% and 41% of net assets.
Options   The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying
Statement of Operations. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and credit ratings;
and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended
June 30, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between
0% and 18% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches”
or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO.
Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private

T. Rowe Price Limited-Term Bond Portfolio

issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-
announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of June 30,
2026, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $503,000; the value of cash collateral and related investments was $520,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S.
government securities aggregated $65,252,000 and $51,753,000, respectively, for the six months ended June 30,
2026. Purchases and sales of U.S. government securities aggregated $98,438,000 and $90,087,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The

T. Rowe Price Limited-Term Bond Portfolio

amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2025, the fund had
$6,417,000 of available capital loss carryforwards.
At June 30, 2026, the
cost
of investments (including derivatives, if any) for federal income tax purposes was $232,126,000.
Net unrealized loss aggregated $798,000 at period-end, of which $510,000 related to appreciated investments and
$1,308,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.01% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The fund is subject to an indefinite contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.50%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $86,000 and allocated ratably in the amounts of $76,000 and $10,000 for the Limited-
Term Bond Portfolio Class and Limited-Term Bond Portfolio-II Class, respectively, for the six months ended June 30,
2026. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $410,000 remain subject to repayment by the fund at June 30, 2026.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $64,000 for Price Associates and $4,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities

T. Rowe Price Limited-Term Bond Portfolio

lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Limited-Term Bond Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the
Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements
(e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the
Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Portfolio Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Limited-Term Bond Portfolio

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reason nable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to indefinitely waive its fees and/or bear any expenses that would otherwise cause the fund’s total expenses to exceed a certain percentage, excluding any 12b-1 fees and certain other expenses. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The
Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Portfolio Class with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund’s Portfolio Class with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Limited-Term Bond Portfolio

components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the total expenses ranked in the fourth quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E303-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026